Document and Entity Information	Jun. 11, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001482512
Document Type	8-K
Document Period End Date	Jun. 11, 2025
Entity Registrant Name	Hudson Pacific Properties, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34789
Entity Tax Identification Number	27-1430478
Entity Address, Address Line One	11601 Wilshire Blvd.
Entity Address, Address Line Two	Ninth Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	445-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HPP
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.750% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	HPP Pr C
Security Exchange Name	NYSE